Segment Information - Summary of Net Earned Premiums by Segment (FY) (Details) - Net Earned Premium - Operating Segments - Product Concentration	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net Earned Premium	100.00%	100.00%	100.00%
Commercial Lines
Segment Reporting Information [Line Items]
Net Earned Premium	84.00%	89.00%	92.00%
Personal Lines
Segment Reporting Information [Line Items]
Net Earned Premium	16.00%	11.00%	8.00%